METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED OCTOBER 24, 2005

TO PROSPECTUS DATED MAY 1, 2005

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

Effective immediately, in the section of the prospectus describing the Oppenheimer Global Equity Portfolio, all references to William Wilby under “Portfolio Management” are hereby deleted.

METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED OCTOBER 24, 2005

TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2005

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

Effective immediately, in the section of the of the SAI entitled “Portfolio Managers,” all references to William Wilby in the information provided for Oppenheimer Global Equity Portfolio are hereby deleted.